Notes Payable Related Party - Summary of Stated Maturities of Notes Payable to Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Payable Related Party [Abstract]
2022/2021	$ 12,000	$ 12,011
Notes payable due to related parties	$ 12,000	$ 12,011	$ 12,952	$ 14,215